Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Accrued payroll	387,927	421,746
Refund liability (a)	167,369	181,417
Payable for purchase of property and equipment	36,136	52,004
Accrued advertising fees	23,035	24,453
Amounts reimbursable to employees (b)	29,965	23,615
Advance payment from students (c)	20,298	21,768
VAT payable	17,920	17,987
Payment to merchant(d)	16,772	14,558
Welfare payable	11,682	12,574
Refundable deposits (e)	8,004	7,949
Royalty fees payable (f)	8,640	6,844
Rent payable	6,283	4,393
Other taxes payable	3,371	3,956
Accrued professional service fees	1,709	1,902
Payable for investments and acquisitions	9,885	567
Others (g)	25,809	34,850

Total	774,805	830,583

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
(b)	Amounts reimbursable to employees include travelling and business related expenses.
(c)
Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.

(d)	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.
(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(f)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(g)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.